Derivative Liabilities (Details 1) - Level 3 [Member] - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning	$ 1,322,729	$ 313,709		$ 205,144
Issuance of derivative warrant liabilities		165,719	206,715
Transfer from liability to equity classification due to exercise		(16,974)
Change in fair value of derivative warrant	157,216	860,275	(1,571)	108,565
Balance at end	$ 1,479,945	$ 1,322,729	$ 205,144	$ 313,709